OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of basis of geographical segments
	Year ended December 31
	2023	2022	2021
	USD thousands

America	311,780	303,106	304,686
APAC	6,537	20,031	20,931
EMEA	13,676	12,113	16,328

Total	331,993	335,250	341,945